Significant accounting judgements and estimates (Details Narrative) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Provisions		$ 1,854,000		$ 1,161,000					$ 2,967,000
Contingent consideration asset fair value				$ 4,500,000		$ 600,000
Contingent consideration x multiple to year 1 forecast				4.5		4.5
Deferred tax assets for unused tax losses		4,300,000		$ 4,100,000		$ 6,000,000.0	$ 5,100,000		1,900,000
Provision used other provisions		86,000		1,614,000
Other intangible assets		24,478,000		21,308,000		42,900,000	$ 40,600,000		21,151,000
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Other intangible assets		$ 7,771,000		3,789,000					495,000
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Contingent consideration asset fair value								$ 4,500,000
Contingent consideration x multiple to year 1 forecast		4.5
Discontinued operation forecast Ebitda amount	$ 0.8		$ 2.7		$ 2.7
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Provisions		$ 0				$ 0			$ 500,000
Provision used other provisions				$ 385,000